Share-Based Compensation - Summary of Options Outstanding (Details)		9 Months Ended	12 Months Ended
	Feb. 20, 2024	Mar. 31, 2023 shares $ / shares	Mar. 31, 2024 shares $ / shares
Stock Options (#)
Options outstanding, beginning (in shares) | shares		427,928	672,150
Granted (in shares) | shares		338,500	633,485
Expired (in shares) | shares		(27,789)	(34,855)
Forfeited (in shares) | shares		(66,489)	(83,956)
Options outstanding, ending (in shares) | shares		672,150	1,186,824
Weighted Average Exercise Price ($)
Options outstanding, beginning (in CAD per share) | $ / shares		$ 539.69	$ 257.28
Granted (in CAD per share) | $ / shares		18.57	7.60
Expired (in CAD per share) | $ / shares		905.30	1,033.9
Forfeited (in CAD per share) | $ / shares		588.72	205.10
Options outstanding, ending (in CAD per share) | $ / shares		$ 257.28	$ 104.90
Reverse stock split conversion ratio	0.1